1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (614,871)	$ (351,390)
Basic Weighted Average Shares Outstanding	11,486,079	9,826,151
Potentially Dilutive Securities	0	0
Diluted Weighted Average Shares Outstanding	11,486,079	9,826,151
Loss Per Share
Basic	$ (0.05)	$ (0.04)
Diluted	$ (0.05)	$ (0.04)